Fair Value Of Financial Instruments (Primary Sources Considered When Determining Fair Value Of Equity Securities) (Detail) (Equity securities, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	$ 263	$ 245
Broker quotes	6	6
Internal models	92	81
Fair value	361	332
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	261	240
Fair value	261	240
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	2	5
Fair value	2	5
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Broker quotes	6	6
Internal models	92	81
Fair value	$ 98	$ 87